Crowell, Weedon & Co.

General Money Market Funds

Seeking current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS April 1, 2013

Class B Shares

General Money Market Fund, Inc. (GMBXX)

General Government Securities Money Market Fund (GSBXX)

General Treasury Prime Money Market Fund (GTBXX)

General Municipal Money Market Fund (GBMXX)

General California Municipal Money Market Fund (GENXX)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus is to be used only by clients of Crowell, Weedon & Co.

Branch Offices

Big Bear	(909) 584-4500	Los Angeles	(213) 620-1850	UTC/La Jolla	(858) 875-5000
Carlsbad	(760) 931-9191	Newport Beach	(949) 644-1890	Ventura	(805) 620-4700
Encino	(818) 783-1200	Pasadena	(626) 449-0330	West Covina	(626) 967-0854
Fresno	(559) 375-7500	Santa Barbara	(805) 618-3160	Westlake Village	(818) 338-8160
Long Beach	(562) 432-8733	South Bay	(310) 349-8800		

Crowell, Weedon & Co.

Your Independent Investment Team

One Wilshire Building • Los Angeles, CA 90017
Tel. (213) 620-1850
www.crowellweedon.com

Member: SIPC

Contents

Fund Summary
General Money Market Fund, Inc.	1
General Government Securities Money Market Fund	4
General Treasury Prime Money Market Fund	7
General Municipal Money Market Fund	9
General California Municipal Money Market Fund	12

Fund Details
Goal and Approach	15
Investment Risks	17
Management	18

Shareholder Guide
Buying and Selling Shares	20
General Policies	21
Distributions and Taxes	21
Financial Highlights	23

For More Information
See back cover.

Fund Summary

General Money Market Fund, Inc.
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.50
Distribution (12b-1) fees	0.20
Other expenses (including shareholder services fees)	0.33
Total annual fund operating expenses	1.03

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1	Year	3 Years	5 Years	10 Years
$105		$328	$569	$1,259

Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule
2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches, repurchase agreements, including tri-
party repurchase agreements, asset-backed securities and domestic and foreign commercial paper and other short-term corporate obligations.

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below
$1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

• Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

• Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

• Government securities risk. Not all obligations of the U. S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class B shares from year to year. The table shows the average annual total returns of the fund's Class B shares over time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at
www.dreyfus.com.

Average Annual Total Returns as of 12/31/12
1	Year	5 Years	10 Years
0.01%		0.49%	1.38%
For the fund’s current yield, call toll free 1-866-227-4259.

Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

To purchase shares on any business day, please mail a check to Crowell, Weedon & Co., One Wilshire Building, 624
South Grand Avenue, Suite 2510, Los Angeles, CA 90017. You may sell (redeem) your shares on any business day by calling your Crowell Weedon Financial Advisor or 213-620-1850. You may also mail your request to sell shares to
Crowell, Weedon & Co., One Wilshire Building, 624 South Grand Avenue, Suite 2510, Los Angeles, CA 90017.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA,
401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

General Government Securities Money Market Fund
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	.50
Distribution (12b-1) fees	.20
Other expenses (including shareholder services fees)	.33
Total annual fund operating expenses	1.03

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1	Year	3 Years	5 Years	10 Years
$105		$328	$569	$1,259

Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule
2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below
$1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S.
government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class B shares from year to year. The table shows the average annual total returns of the fund's Class B shares over time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at
www.dreyfus.com.

Average Annual Total Returns as of 12/31/12
1	Year	5 Years	10 Years
0.00%		0.30%	1.25%
For the fund’s current yield, call toll free 1-866-227-4259.

Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

To purchase shares on any business day, please mail a check to Crowell, Weedon & Co., One Wilshire Building, 624
South Grand Avenue, Suite 2510, Los Angeles, CA 90017. You may sell (redeem) your shares on any business day by calling your Crowell Weedon Financial Advisor or 213-620-1850. You may also mail your request to sell shares to
Crowell, Weedon & Co., One Wilshire Building, 624 South Grand Avenue, Suite 2510, Los Angeles, CA 90017.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA,
401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

General Treasury Prime Money Market Fund
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	.50
Distribution (12b-1) fees	.20
Other expenses (including shareholder services fees)	.33
Total annual fund operating expenses	1.03

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1	Year	3 Years	5 Years	10 Years
$105		$328	$569	$1,259

Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule
2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price $1.00. To pursue its goal, the fund normally invests substantially all of its net assets in U.S. Treasury securities.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below
$1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class B shares from year to year. The table shows the average annual total returns of the fund's Class B shares over time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at
www.dreyfus.com.

Average Annual Total Returns as of 12/31/12
1	Year	5 Years	10 Years
0.00%		0.17%	1.07%
For the fund’s current yield, call toll free 1-866-227-4259.

Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

To purchase shares on any business day, please mail a check to Crowell, Weedon & Co., One Wilshire Building, 624
South Grand Avenue, Suite 2510, Los Angeles, CA 90017. You may sell (redeem) your shares on any business day by calling your Crowell Weedon Financial Advisor or 213-620-1850. You may also mail your request to sell shares to
Crowell, Weedon & Co., One Wilshire Building, 624 South Grand Avenue, Suite 2510, Los Angeles, CA 90017.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA,
401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

General Municipal Money Market Fund
Investment Objective

The fund seeks to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.50
Distribution (12b-1) fees	0.20
Other expenses (including shareholder services fees)	0.35
Total annual fund operating expenses	1.05

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1	Year	3 Years	5 Years	10 Years
$107		$334	$579	$1,283

Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule
2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment. During such periods, the fund may not achieve its investment objective.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below
$1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price.
Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class B shares from year to year. The table shows the average annual total returns of the fund's Class B shares over time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at
www.dreyfus.com.

Average Annual Total Returns as of 12/31/12
1	Year	5 Years	10 Years
0.00%		0.33%	0.88%
For the fund’s current yield, call toll free 1-866-227-4259.

Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

To purchase shares on any business day, please mail a check to Crowell, Weedon & Co., One Wilshire Building, 624
South Grand Avenue, Suite 2510, Los Angeles, CA 90017. You may sell (redeem) your shares on any business day by calling your Crowell Weedon Financial Advisor or 213-620-1850. You may also mail your request to sell shares to
Crowell, Weedon & Co., One Wilshire Building, 624 South Grand Avenue, Suite 2510, Los Angeles, CA 90017.

Tax Information

The fund anticipates that virtually all dividends paid by the fund will be exempt from federal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

General California Municipal Money Market Fund
Investment Objective

The fund seeks to maximize current income exempt from federal and California state income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.50
Distribution (12b-1) fees	0.20
Other expenses (including shareholder services fees)	0.38
Total annual fund operating expenses	1.08

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1	Year	3 Years	5 Years	10 Years
$110		$343	$595	$1,317

Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule
2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal and California state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal and California state income taxes, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable California state municipal obligations are not available for investment. During such periods, the fund may not achieve its investment objective. In addition, income from some of the fund's holdings may be subject to the federal alternative minimum tax.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below
$1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price.
Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

• State-specific risk. The fund is subject to the risk that California's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class B shares from year to year. The table shows the average annual total returns of the fund's Class B shares over time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at
www.dreyfus.com.

Average Annual Total Returns as of 12/31/12
1	Year	5 Years	10 Years
0.00%		0.27%	0.85%
For the fund’s current yield, call toll free 1-866-227-4259.

Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

To purchase shares on any business day, please mail a check to Crowell, Weedon & Co., One Wilshire Building, 624
South Grand Avenue, Suite 2510, Los Angeles, CA 90017. You may sell (redeem) your shares on any business day by calling your Crowell Weedon Financial Advisor or 213-620-1850. You may also mail your request to sell shares to
Crowell, Weedon & Co., One Wilshire Building, 624 South Grand Avenue, Suite 2510, Los Angeles, CA 90017.

Tax Information

The fund anticipates that virtually all dividends paid by the fund will be exempt from federal and California state income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Details

General Money Market Fund, Inc.
Goal and Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital. As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the
Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including:

• securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities

• certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches

• repurchase agreements, including tri-party repurchase agreements

• asset-backed securities

• domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest.

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

While the fund generally invests solely in securities with the highest credit rating or the unrated equivalent as determined by The Dreyfus Corporation, it may invest up to 3% of its assets in securities with the second-highest credit rating that mature in 45 days or less.

The fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, the fund is required to hold at least 10% of its assets in cash, U.S. Treasury securities, or securities that can readily be converted into cash within one business day. The maximum weighted average maturity of the fund's portfolio is 60 days and the maximum weighted average life to maturity of the fund's portfolio is 120 days.

In response to liquidity needs or unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

General Government Securities Money Market Fund
Goal and Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to the maturity, quality, liquidity, and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

The fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, the fund is required to hold at least 10% of its assets in cash, U.S. Treasury securities, or securities that can readily be converted into cash within one business day. The maximum weighted average maturity of the fund's portfolio is 60 days and the maximum weighted average life to maturity of the fund's portfolio is 120 days.

In response to liquidity needs or unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

General Treasury Prime Money Market Fund
Goal and Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. As a money market fund, the fund is subject to the maturity, quality, liquidity, and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its net assets in U.S. Treasury securities.

The fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, the fund is required to hold at least 10% of its assets in cash, U.S. Treasury securities, or securities that can readily be converted into cash within one business day. The maximum weighted average maturity of the fund's portfolio is 60 days and the maximum weighted average life to maturity of the fund's portfolio is 120 days.

In response to liquidity needs or unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

General Municipal Money Market Fund
Goal and Approach

The fund seeks to maximize current income exempt from federal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

While the fund generally invests solely in securities with the highest credit rating or the unrated equivalent as determined by The Dreyfus Corporation, it may invest up to 3% of its assets in securities with the second-highest credit rating that mature in 45 days or less.

The fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. The maximum weighted average maturity of the fund's portfolio is 60 days and the maximum weighted average life to maturity of the fund's portfolio is 120 days.

Although the fund seeks to provide income exempt from federal income taxes, income from some of the fund's holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes acceptable municipal obligations are not available for investment. During such periods, the fund may not achieve its investment objective.

In response to liquidity needs and unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

General California Municipal Money Market Fund
Goal and Approach

The fund seeks to maximize current income exempt from federal and California state income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of
1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal and California state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

While the fund generally invests solely in securities with the highest credit rating or the unrated equivalent as determined by The Dreyfus Corporation, it may invest up to 3% of its assets in securities with the second-highest credit rating that mature in 45 days or less.

The fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. The maximum weighted average maturity of the fund's portfolio is 60 days and the maximum weighted average life to maturity of the fund's portfolio is 120 days.

Although the fund seeks to provide income exempt from federal and California state income taxes, income from some of the fund's holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligations that may pay income exempt only from federal income tax, including when the portfolio manager believes acceptable California municipal obligations are not available for investment. During such periods, the fund may not achieve its investment objective.

In response to liquidity needs and unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

The fund is non-diversified.

Investment Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below
$1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

Risks Applicable to General Money Market Fund, General Municipal Money Market Fund and General
California Municipal Money Market Fund:

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price.
Although the fund invests only in high-quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

Risks Applicable to General Money Market Fund only:

• Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

• Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

Risks Applicable to Funds That May Invest in U.S. Treasury Securities and/or U.S. Government Securities:

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United
States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S.
government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the
United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Risks Applicable to Funds That May Enter Into Repurchase Agreements:

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Risks Applicable to Municipal Money Market Funds:

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Risks Applicable to General California Municipal Money Market Fund only:

• State-specific risk. The fund is subject to the risk that California's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Management

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York
10166. Founded in 1947, Dreyfus manages approximately $245 billion in 171 mutual fund portfolios. Each fund has agreed to pay Dreyfus a management fee at the annual rate of 0.50% of the fund's average daily net assets. For the past fiscal year, General Money Market Fund, General Municipal Money Market Fund and General California Municipal
Money Market Fund paid Dreyfus a monthly management fee at the effective annual rate of 0.02%, 0.09% and 0.13%, respectively. Dreyfus waived receipt of its management fee for General Government Securities Money Market Fund and
General Treasury Prime Money Market Fund pursuant to an undertaking in effect. A discussion regarding the basis for the board's approving each fund's management agreement with Dreyfus is available in the fund's annual report for the fiscal year ended November 30, 2012.

Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients manage and service their financial assets, operating in 36 countries and serving more than 100 markets. BNY Mellon is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace. BNY Mellon has $26.2 trillion in assets under custody and administration and $1.4 trillion in assets under management. BNY Mellon is the corporate brand of The Bank of New York Mellon Corporation. BNY Mellon
Investment Management is one of the world's leading investment management organizations, and one of the top U.S.
wealth managers, encompassing BNY Mellon's affiliated investment management firms, wealth management services and global distribution companies. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and of the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees, as applicable, are paid to
MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund's total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus' or MBSC's own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, Dreyfus or MBSC also may provide cash or non-
cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; technology or infrastructure support; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Class B shares are subject to an annual shareholder services fee of 0.25% paid to the fund's distributor for shareholder account service and maintenance. Class B shares are subject to an annual Rule 12b-1 fee of up to 0.20% of the value of the fund's average daily net assets attributable to Class B paid to the fund's distributor for distributing Class B shares.
Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

Shareholder Guide

Buying and Selling Shares

Your price for Class B shares is the net asset value per share (NAV).

The fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses.
As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. The fund uses the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, the fund is subject to certain maturity, liquidity, quality and diversification requirements to help maintain the $1.00 share price.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

Applicable to General Money Market Fund and General Government Securities Money Market Fund only:

Your price for fund shares is the fund's NAV per share for the class of shares you purchase, which is generally calculated at 5:00 p.m. on days the New York Stock Exchange or the fund's transfer agent is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity.

If an order in proper form is made prior to 5:00 p.m., and Federal Funds are received by 6:00 p.m., the shares will be purchased at the NAV determined at 5:00 p.m. and will receive the dividend declared that day.

Applicable to General California Municipal Money Market Fund, General Municipal Money Market Fund and General Treasury Prime
Money Market Fund only:

Your price for fund shares is the fund's NAV per share for the class of shares you purchase, which is generally calculated at 3:00 p.m. on days the New York Stock Exchange or the fund's transfer agent is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity.

If an order in proper form is made prior to 3:00 p.m., and Federal Funds are received by 4:00 p.m., or, as to General
Treasury Prime Money Market Fund, 6:00 p.m., the shares will be purchased at the NAV determined at 3:00 p.m. and will receive the dividend declared that day.

All times are Eastern time.

How to Buy Shares

The Fund is designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described herein. The fund offers another class of shares, which is described in a separate prospectus. Third parties purchasing fund shares on behalf of their clients determine which class of shares is suitable for their clients. Consult a representative of your plan or financial institution for further information.

Because the municipal money market funds seek tax-exempt income, they are not recommended for purchase in IRAs or other qualified retirement plans.

How to Sell Shares

You may sell (redeem) shares at any time through your financial representative. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity.
Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

General Policies

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the fund, are not targets of abusive trading practices, because money market funds seek to maintain a
$1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the funds' shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance. Accordingly, the fund reserves the right to refuse any purchase or exchange request. Funds in the
Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

The fund reserves the right to:

• refuse any purchase or exchange request

• change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

• change its minimum or maximum investment amounts

• delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

• "redeem in kind," or make payments in securities rather than cash, if the amount you are redeeming is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)

The fund also may process purchase and sale orders and calculate its NAV on days the fund's primary trading markets are open and the fund's management determines to do so.

Distributions and Taxes

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Dividends and other distributions paid by the taxable money market funds are subject to federal income tax, and may be subject to state and local taxes (unless you are investing through a tax-advantaged retirement account).

Each of the municipal money market funds anticipates that virtually all dividends paid by the fund will be exempt from federal and, as to General California Municipal Money Market Fund, California personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. With respect to General California Municipal Money
Market Fund, for California personal income tax purposes, distributions derived from interest on municipal securities of
California issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to
California's personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be
"buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

Financial Highlights

These financial highlights describe the performance of the fund's Class B shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

			Year Ended November 30,
General Money Market Fund	2012				2011				2010			2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00				1.00				1.00			1.00	1.00
Investment Operations:
Investment income--net	.000	[a]			.000	[a]			.001			.002	.024
Distributions:
Dividends from investment income--net	(.000)[a]				(.000)[a]				(.001)			(.002)	(.024)
Net asset value, end of period	1.00				1.00				1.00			1.00	1.00
Total Return (%)	.01				.05				.05			.23	2.48
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03				1.04				1.04			1.06	1.04
Ratio of net expenses to average net assets	.26				.20				.28			.72	1.03
Ratio of net investment income to average net assets	.01				.05				.05			.22	2.43
Net Assets, end of period ($ x 1,000)	12,416,095		11,943,925				10,916,611			11,314,733			9,865,033
[a]Amount represents less than $.001 per share.

					Year Ended November 30,
General Government Securities Money Market Fund			2012				2011			2010		2009	2008
Per Share Data ($):
Net asset value, beginning of period			1.00				1.00			1.00		1.00	1.00
Investment Operations:
Investment income--net			.000	[a]			.000	[a]		.000	[a]	.000 [a]	.018
Distributions:
Dividends from investment income--net			(.000)[a]		(.000)[a]				(.000)[a]			(.000)[a]	(.018)
Net asset value, end of period			1.00				1.00			1.00		1.00	1.00
Total Return (%)			.00	[b]			.00	[b]		.00	[b]	.01	1.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets			1.03				1.04			1.04		1.05	1.04
Ratio of net expenses to average net assets			.15				.14			.25		.56	1.02
Ratio of net investment income to average net assets			.00	[b]			.00	[b]		.00	[b]	.01	1.67
Net Assets, end of period ($ x 1,000)	1,524,184				1,565,127				1,486,561			1,701,151	2,172,308
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

Financial Highlights (cont'd)

			Year Ended November 30,
General Treasury Prime Money Market Fund	2012		2011		2010		2009		2008
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income--net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.010
Distributions:
Dividends from investment income--net	(.000)	[a]	(.000)	[a]	(.000)	[a]	(.000)	[a]	(.010)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.00	[b]	1.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03		1.03		1.04		1.05		1.07
Ratio of net expenses to average net assets	.07		.07		.14		.33		.96
Ratio of net investment income to average net assets	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.52
Net Assets, end of period ($ x 1,000)	2,467,862		2,405,125		1,322,034		1,552,954		2,151,350
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

			Year Ended November 30,
General Municipal Money Market Fund	2012		2011		2010		2009		2008
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income--net	.000	[a]	.000	[a]	.000	[a]	.001		.018
Distributions:
Dividends from investment income--net	(.000)	[a]	(.000)	[a]	(.000)	[a]	(.001)		(.018)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.07		1.80
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05		1.05		1.05		1.08		1.05
Ratio of net expenses to average net assets	.22		.27		.37		.90		.99
Ratio of net investment income to average net assets	.00	[b]	.00	[b]	.00	[b]	.08		1.77
Net Assets, end of period ($ x 1,000)	786,097		650,946		614,467		661,738		773,940
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

Financial Highlights (cont'd)

			Year Ended November 30,
General California Municipal Money Market Fund	2012		2011		2010		2009		2008
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income--net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.015
Distributions:
Dividends from investment income--net	(.000)	[a]	(.000)	[a]	(.000)	[a]	(.000)	[a]	(.015)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.03		1.51
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.08		1.07		1.06		1.08		1.05
Ratio of net expenses to average net assets	.27		.35		.40		.79		1.00
Ratio of net investment income to average net assets	.00	[b]	.00	[b]	.00	[b]	.03		1.49
Net Assets, end of period ($ x 1,000)	48,219		56,385		58,781		71,843		82,638
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

			Year Ended November 30,
General New York Municipal Money Market Fund	2012		2011		2010		2009		2008
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income--net	.000	[a]	.000	[a]	.000	[a]	.001		.017
Distributions:
Dividends from investment income--net	(.000)	[a]	(.000)	[a]	(.000)	[a]	(.001)		(.017)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.09		1.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09		1.08		1.07		1.10		1.06
Ratio of net expenses to average net assets	.28		.32		.38		.92		1.00
Ratio of net investment income to average net assets	.00	[b]	.00	[b]	.00	[b]	.08		1.65
Net Assets, end of period ($ x 1,000)	137,194		128,409		114,600		159,710		222,877
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

NOTES

NOTES

For More Information

General Money Market Fund, Inc.
SEC file number: 811-3207

General Government Securities Money Market Fund
A series of General Government Securities Money Market Funds, Inc.
SEC file number: 811-3456

General Treasury Prime Money Market Fund
A series of General Government Securities Money Market Funds, Inc.
SEC file number: 811-3456

General Municipal Money Market Fund
A series of General Municipal Money Market Funds, Inc.
SEC file number: 811-3481

General California Municipal Money Market Fund
SEC file number: 811-4871

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. Each fund's most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center — Dreyfus Mutual Funds — Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.

To obtain information:

By telephone
Call your Crowell Weedon Financial Advisor or 213-620-1850

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

Crowell, Weedon & Co.

© 2013 MBSC Securities Corporation

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